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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-01466

                         Pioneer Pioneer Fund
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  December 31

Date of reporting period:  March 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in
ss. 210.12-12  12-14 of Regulation S-X [17 CFR 210.12-12  12-14]. The
schedules need not be audited.

 Pioneer Fund

 Schedule of Investments 3/31/14 (unaudited)

 Shares

 Value

 COMMON STOCKS - 100.1%

 Energy - 9.0%

 Oil & Gas Drilling - 0.8%

 490,804

 Ensco Plc

 $

 25,904,635

 144,809

 Helmerich & Payne, Inc.

 15,575,656

 $

 41,480,291

 Oil & Gas Equipment & Services - 2.1%

 172,921

 Cameron International Corp. *

 $

 10,681,330

 170,594

 FMC Technologies, Inc. *

 8,920,360

 313,123

 Halliburton Co.

 18,439,813

 322,105

 National Oilwell Varco, Inc.

 25,082,316

 478,359

 Schlumberger, Ltd.

 46,640,002

 $

 109,763,821

 Integrated Oil & Gas - 1.2%

 495,259

 Exxon Mobil Corp.

 $

 48,376,899

 132,622

 Occidental Petroleum Corp.

 12,637,550

 $

 61,014,449

 Oil & Gas Exploration & Production - 3.6%

 465,786

 Apache Corp.

 $

 38,636,949

 1,167,258

 Cabot Oil & Gas Corp.

 39,546,701

 451,948

 ConocoPhillips

 31,794,542

 1,093,131

 Marathon Oil Corp.

 38,828,013

 851,076

 Southwestern Energy Co. *

 39,158,007

 $

 187,964,212

 Oil & Gas Refining & Marketing - 1.3%

 411,427

 Marathon Petroleum Corp. *

 $

 35,810,606

 443,762

 Phillips 66

 34,196,300

 $

 70,006,906

 Total Energy

 $

 470,229,679

 Materials - 2.9%

 Fertilizers & Agricultural Chemicals - 0.7%

 192,778

 Monsanto Co.

 $

 21,932,353

 334,112

 The Mosaic Co.

 16,705,600

 $

 38,637,953

 Industrial Gases - 0.8%

 391,800

 Airgas, Inc.

 $

 41,730,618

 Specialty Chemicals - 1.2%

 555,292

 Ecolab, Inc.

 $

 59,965,983

 Paper Products - 0.2%

 228,040

 International Paper Co.

 $

 10,462,475

 Total Materials

 $

 150,797,029

 Capital Goods - 9.1%

 Aerospace & Defense - 1.8%

 826,600

 United Technologies Corp.

 $

 96,579,944

 Building Products - 0.3%

 287,617

 Allegion Plc

 $

 15,004,979

 Electrical Components & Equipment - 0.7%

 212,119

 Eaton Corp. Plc

 $

 15,934,379

 166,775

 Rockwell Automation, Inc.

 20,771,826

 $

 36,706,205

 Industrial Conglomerates - 3.0%

 674,399

 3M Co.

 $

 91,488,968

 2,447,219

 General Electric Co.

 63,358,500

 $

 154,847,468

 Construction & Farm Machinery & Heavy Trucks - 1.6%

 328,110

 Cummins, Inc.

 $

 48,885,109

 510,920

 PACCAR, Inc.

 34,456,445

 $

 83,341,554

 Industrial Machinery - 1.7%

 862,854

 Ingersoll-Rand Plc

 $

 49,389,763

 388,269

 SPX Corp.

 38,170,725

 $

 87,560,488

 Total Capital Goods

 $

 474,040,638

 Transportation - 2.0%

 Railroads - 2.0%

 547,262

 Norfolk Southern Corp.

 $

 53,177,449

 287,424

 Union Pacific Corp.

 53,937,988

 $

 107,115,437

 Total Transportation

 $

 107,115,437

 Automobiles & Components - 2.5%

 Auto Parts & Equipment - 1.4%

 511,033

 BorgWarner, Inc.

 $

 31,413,199

 829,708

 Johnson Controls, Inc.

 39,261,783

 $

 70,674,982

 Automobile Manufacturers - 1.1%

 3,709,150

 Ford Motor Co.

 $

 57,862,740

 Total Automobiles & Components

 $

 128,537,722

 Consumer Services - 1.4%

 Restaurants - 1.4%

 362,593

 McDonald's Corp.

 $

 35,544,992

 490,956

 Starbucks Corp.

 36,026,351

 $

 71,571,343

 Total Consumer Services

 $

 71,571,343

 Media - 6.3%

 Broadcasting - 1.0%

 660,287

 Scripps Networks Interactive, Inc.

 $

 50,122,386

 Cable & Satellite - 0.3%

 357,464

 Comcast Corp.

 $

 17,880,349

 Movies & Entertainment - 2.0%

 1,095,738

 The Walt Disney Co.

 $

 87,735,742

 277,156

 Time Warner, Inc.

 18,106,601

 $

 105,842,343

 Publishing - 3.0%

 2,736,229

 John Wiley & Sons, Inc. (Class A) †

 $

 157,716,242

 Total Media

 $

 331,561,320

 Retailing - 3.6%

 Department Stores - 1.1%

 765,884

 Macy's, Inc.

 $

 45,409,262

 226,528

 Nordstrom, Inc.

 14,146,674

 $

 59,555,936

 Apparel Retail - 1.8%

 545,883

 Ross Stores, Inc.

 $

 39,057,929

 864,599

 The TJX Companies, Inc.

 52,437,929

 $

 91,495,858

 Home Improvement Retail - 0.7%

 330,558

 Lowe's Companies, Inc.

 $

 16,164,286

 257,975

 The Home Depot, Inc.

 20,413,562

 $

 36,577,848

 Total Retailing

 $

 187,629,642

 Food & Staples Retailing - 3.0%

 Drug Retail - 3.0%

 718,029

 CVS Caremark Corp.

 $

 53,751,651

 1,541,331

 Walgreen Co.

 101,774,086

 $

 155,525,737

 Total Food & Staples Retailing

 $

 155,525,737

 Food, Beverage & Tobacco - 6.1%

 Soft Drinks - 1.0%

 344,094

 Coca-Cola Enterprises, Inc.

 $

 16,433,929

 392,823

 Dr. Pepper Snapple Group, Inc.

 21,393,141

 159,747

 PepsiCo., Inc.

 13,338,874

 $

 51,165,944

 Packaged Foods & Meats - 5.1%

 316,652

 Campbell Soup Co.

 $

 14,211,342

 602,133

 General Mills, Inc.

 31,202,532

 395,823

 Kraft Foods Group, Inc.

 22,205,670

 317,654

 Mead Johnson Nutrition Co.

 26,409,754

 1,187,571

 Mondelez International, Inc.

 41,030,578

 1,279,264

 The Hershey Co.

 133,555,162

 $

 268,615,038

 Total Food, Beverage & Tobacco

 $

 319,780,982

 Household & Personal Products - 2.2%

 Household Products - 2.2%

 1,129,686

 Colgate-Palmolive Co.

 $

 73,282,731

 228,671

 The Clorox Co.

 20,125,335

 300,696

 The Procter & Gamble Co.

 24,236,098

 $

 117,644,164

 Total Household & Personal Products

 $

 117,644,164

 Health Care Equipment & Services - 7.6%

 Health Care Equipment - 5.2%

 1,112,248

 Abbott Laboratories

 $

 42,832,670

 481,863

 Becton Dickinson and Co.

 56,416,520

 670,444

 Covidien Plc

 49,384,905

 664,027

 CR Bard, Inc.

 98,262,715

 1,845,836

 Smith & Nephew Plc

 27,974,202

 $

 274,871,012

 Health Care Distributors - 0.9%

 263,143

 McKesson Corp.

 $

 46,463,160

 Health Care Services - 0.8%

 337,122

 DaVita HealthCare Partners, Inc. *

 $

 23,210,850

 262,695

 Express Scripts Holding Co. *

 19,725,768

 $

 42,936,618

 Managed Health Care - 0.7%

 459,084

 Aetna, Inc.

 $

 34,417,527

 Total Health Care Equipment & Services

 $

 398,688,317

 Pharmaceuticals, Biotechnology & Life Sciences - 9.2%

 Biotechnology - 2.5%

 472,424

 Amgen, Inc.

 $

 58,268,776

 255,409

 Celgene Corp. *

 35,655,096

 528,957

 Gilead Sciences, Inc. *

 37,481,893

 $

 131,405,765

 Pharmaceuticals - 5.9%

 1,137,248

 AbbVie, Inc.

 $

 58,454,547

 368,918

 Eli Lilly & Co.

 21,714,513

 1,016,980

 Johnson & Johnson

 99,897,945

 83,830

 Mallinckrodt Plc *

 5,315,660

 402,892

 Merck & Co., Inc.

 22,872,179

 2,066,738

 Pfizer, Inc.

 66,383,625

 1,179,751

 Zoetis, Inc.

 34,141,994

 $

 308,780,463

 Life Sciences Tools & Services - 0.8%

 326,090

 Thermo Fisher Scientific, Inc.

 $

 39,209,062

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 479,395,290

 Banks - 7.7%

 Diversified Banks - 4.2%

 246,930

 Canadian Imperial Bank of Commerce

 $

 21,291,887

 1,659,885

 US Bancorp/MN

 71,142,671

 2,598,318

 Wells Fargo & Co.

 129,240,337

 $

 221,674,895

 Regional Banks - 3.5%

 987,684

 BB&T Corp.

 $

 39,675,266

 1,927,994

 KeyCorp

 27,454,635

 1,000,000

 Regions Financial Corp.

 11,110,000

 1,185,813

 The PNC Financial Services Group, Inc.

 103,165,731

 $

 181,405,632

 Total Banks

 $

 403,080,527

 Diversified Financials - 6.9%

 Other Diversified Financial Services - 2.8%

 2,137,124

 Bank of America Corp.

 $

 36,758,533

 1,280,304

 Citigroup, Inc.

 60,942,470

 816,085

 JPMorgan Chase & Co.

 49,544,520

 $

 147,245,523

 Consumer Finance - 1.5%

 416,128

 American Express Co.

 $

 37,464,004

 695,634

 Discover Financial Services, Inc.

 40,478,942

 $

 77,942,946

 Asset Management & Custody Banks - 2.3%

 698,337

 Franklin Resources, Inc.

 $

 37,835,899

 721,330

 Invesco, Ltd.

 26,689,210

 300,000

 State Street Corp.

 20,865,000

 410,345

 T. Rowe Price Group, Inc.

 33,791,911

 $

 119,182,020

 Investment Banking & Brokerage - 0.3%

 493,842

 Morgan Stanley Co.

 $

 15,393,055

 Total Diversified Financials

 $

 359,763,544

 Insurance - 3.1%

 Life & Health Insurance - 0.7%

 637,429

 Aflac, Inc.

 $

 40,183,524

 Property & Casualty Insurance - 2.4%

 963,138

 The Chubb Corp.

 $

 86,008,223

 452,398

 The Travelers Companies, Inc.

 38,499,070

 $

 124,507,293

 Total Insurance

 $

 164,690,817

 Software & Services - 10.5%

 Internet Software & Services - 2.7%

 493,404

 eBay, Inc. *

 $

 27,255,637

 710,051

 Facebook, Inc. *

 42,773,472

 49,696

 Google, Inc. *

 55,386,689

 491,373

 Yahoo!, Inc. *

 17,640,291

 $

 143,056,089

 IT Consulting & Other Services - 0.8%

 222,201

 International Business Machines Corp.

 $

 42,771,470

 Data Processing & Outsourced Services - 2.4%

 383,180

 Automatic Data Processing, Inc.

 $

 29,604,487

 341,358

 DST Systems, Inc.

 32,357,325

 627,637

 Fiserv, Inc. *

 35,580,742

 125,356

 Visa, Inc.

 27,059,346

 $

 124,601,900

 Application Software - 1.0%

 782,367

 Adobe Systems, Inc. *

 $

 51,432,807

 Systems Software - 3.6%

 2,915,896

 Microsoft Corp.

 $

 119,522,577

 1,129,877

 Oracle Corp.

 46,223,268

 1,128,570

 Symantec Corp.

 22,537,543

 $

 188,283,388

 Total Software & Services

 $

 550,145,654

 Technology Hardware & Equipment - 2.8%

 Communications Equipment - 0.6%

 126,518

 F5 Networks, Inc. *

 $

 13,490,614

 286,669

 Motorola Solutions, Inc.

 18,429,950

 $

 31,920,564

 Computer Hardware - 1.8%

 178,036

 Apple, Inc.

 $

 95,559,043

 Computer Storage & Peripherals - 0.4%

 735,569

 EMC Corp.

 $

 20,161,946

 Total Technology Hardware & Equipment

 $

 147,641,553

 Semiconductors & Semiconductor Equipment - 2.7%

 Semiconductor Equipment - 0.5%

 264,994

 ASML Holding NV (A.D.R.)

 $

 24,739,840

 Semiconductors - 2.2%

 888,377

 Analog Devices, Inc.

 $

 47,208,354

 707,610

 Intel Corp.

 18,263,414

 894,436

 Xilinx, Inc.

 48,541,042

 $

 114,012,810

 Total Semiconductors & Semiconductor Equipment

 $

 138,752,650

 Telecommunication Services - 0.6%

 Integrated Telecommunication Services - 0.6%

 617,768

 Verizon Communications, Inc.

 $

 29,387,224

 Total Telecommunication Services

 $

 29,387,224

 Utilities - 0.9%

 Electric Utilities - 0.9%

 459,084

 American Electric Power Co., Inc.

 $

 23,257,195

 570,881

 The Southern Co.

 25,084,511

 $

 48,341,706

 Total Utilities

 $

 48,341,706

 TOTAL COMMON STOCKS

 (Cost $2,774,262,974)

 $

 5,234,320,975

 TOTAL INVESTMENT IN SECURITIES - 100.1%

 (Cost $2,774,262,974) (a)

 $

 5,234,320,975

 OTHER ASSETS & LIABILITIES - (0.1)%

 $

 (3,542,345)

 TOTAL NET ASSETS - 100.0%

 $

 5,230,778,630

 *

 Non-income producing security.

 (A.D.R.)

 American Depositary Receipts.

 †

 Investment held by the Fund representing 5% or more of the outstanding voting stock of such company.

 (a)

 At  March 31, 2014, the net unrealized appreciation on investments based on cost for federal income tax purposes of $2,778,911,381 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $

    2,461,820,734

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

         (6,411,140)

 Net unrealized appreciation

 $

    2,455,409,594

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)  See Notes to Financial Statements — Note 1A.

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) as Level 3.

 The following is a summary of the inputs used as of March 31, 2014, in valuing the Fund's investments:

 Level 1

 Level 2

 Level 3

 Total

 Common Stocks

$
5,234,320,975

$
-

$
-

$
5,234,320,975

 Total

$
5,234,320,975

$
-

$
-

$
5,234,320,975

 During the period ended March 31, 2014, there were no transfers between Levels 1, 2 and 3.

 ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: CERTIFICATIONS I, [identify the certifying individual], certify that: 1. I have reviewed this report on Form N-Q of [identify registrant]; 2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report; 3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed; 4. The registrants other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have: (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared; (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles; (c) Evaluated the effectiveness of the registrants disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and (d) Disclosed in this report any change in the registrants internal control over financial reporting that occurred during the registrants most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting; and 5. The registrants other certifying officer(s) and I have disclosed to the registrants auditors and the audit committee of the registrants board of directors (or persons performing the equivalent functions): (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrants ability to record, process, summarize, and report financial information; and (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrants internal control over financial reporting. Date: [Signature] [Title] Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer Fund By (Signature and Title)* /s/ Daniel K. Kingsbury ----------------------- Daniel K. Kingsbury, President Date May 30, 2014 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ Daniel K. Kingsbury ----------------------- Daniel K. Kingsbury, President Date May 30, 2014 By (Signature and Title)* /s/ Mark Bradley ----------------- Mark Bradley, Treasurer Date May 30, 2014 * Print the name and title of each signing officer under his or her signature.